Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
		Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments		$ 0	$ (1)	$ 0	$ (1)	$ 1		$ 1		$ 2
Assets			2,686		2,686			2,606	[1]	2,663	[1]
Segment EBITDA			67	66	210	173
Non-cash charges		46	0	4	4	15	$ 114			15
Unrealized gains from pension liability			0	0	1	5
Unrealized losses from pension liability		(15)					0			(16)
Restructuring and other costs - including management fees		5	6	2	6	11	20	42		32
Restructuring Charges			6	4	36	13		4		15
Reorganization Items		3	0	0	0	1	(1,972)	2		8
Total adjustments		69					(1,838)	131		39
Interest expense, net		15	21	19	60	57	(162)	(76)		79
Income Tax Expense (Benefit)		0	6	8	11	4	36	18		13
Other Depreciation and Amortization		22					147	185		153
Loss on extinguishment and exchange of debt		0					0			(7)
Net Income (Loss) Attributable to Parent		60	8	17	19	45	(1,685)	163		83
Depreciation and amortization		22			117	132	147	185		153
Gains (Losses) on Extinguishment of Debt		0	0	0	0	(9)	0	(9)		(7)
EBITDA										155
Silicones [Member]
Segment Reporting Information [Line Items]
Interest expense, net			(21)	(19)	(60)	(57)
Performance Additives [Member]
Segment Reporting Information [Line Items]
Assets	[1]							1,150		1,136
Segment EBITDA		34	45	49	140	138	157	187		176
Other Depreciation and Amortization		5					61	62		54
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Assets	[1]							1,174		1,228
Segment EBITDA		10	20	20	71	51	56	70		25
Other Depreciation and Amortization		13					66	94		73
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	[1]							273		290
Segment EBITDA		6	13	6	30	13	17	20		27
Other Depreciation and Amortization		4					20	29		26
Income tax expense benefit addback to EBITDA			6	8	11	4
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	[1]							9		9
Segment EBITDA		(4)					(38)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Segment EBITDA			(11)	(9)	(31)	(29)
Depreciation and amortization			$ 42	$ 48	$ 117	$ 132
Parent Company [Member]
Segment Reporting Information [Line Items]
Segment EBITDA		$ 46					$ 192	238		194
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA								$ (39)		$ (34)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.